Quarterly Holdings Report
for
Fidelity® Municipal Bond Index Fund
September 30, 2022
MBL-NPRT1-1122
1.9894013.103
Municipal Bonds - 98.3%
	Principal Amount (a)	Value ($)
Alabama - 1.0%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29 (Pre-Refunded to 9/1/24 @ 100)	70,000	69,738
Series 2017 A, 4% 6/1/37 (Pre-Refunded to 9/1/27 @ 100)	25,000	25,737
Series 2017 B, 5% 9/1/26 (Escrowed to Maturity)	75,000	79,922
Alabama Pub. School & College Auth. Rev. Series 2020 A:
4% 11/1/40	100,000	91,148
5% 11/1/39	320,000	342,229
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	26,250
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	155,666
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43 (Pre-Refunded to 1/1/27 @ 100)	5,000	4,930
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	18,772
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	36,491
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	50,201
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (b)	50,000	49,837
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43 (Pre-Refunded to 2/1/27 @ 100)	45,000	48,235
UAB Medicine Fin. Auth. Rev.:
Series 2016 B:
3.625% 9/1/41	195,000	162,922
5% 9/1/34	130,000	134,174
Series 2017 B1, 3.25% 9/1/31	5,000	4,535
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	37,236
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	8,370
TOTAL ALABAMA		1,346,393
Alaska - 0.2%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	100,581
Series 2015 B, 5% 8/1/27	50,000	52,327
Alaska Hsg. Fin. Corp. Series 2017 A, 5% 12/1/30	75,000	79,100
TOTAL ALASKA		232,008
Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	35,968
Arizona Indl. Dev. Auth. Student Hsg. Rev. (North Carolina Central Univ. Proj.) Series 2019 A, 5% 6/1/58	65,000	66,384
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	13,172
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	112,904
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	41,062
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	52,385
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	163,177
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	175,423
Series 2017 D, 5% 7/1/25	15,000	15,631
Series 2019 B, 5% 7/1/44 (c)	285,000	284,618
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	85,673
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	25,958
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	47,793
Series 2015 A, 5% 12/1/45	300,000	311,564
Series 2016 A, 5% 1/1/27	50,000	53,532
Series 2017 A:
5% 1/1/28	100,000	108,530
5% 1/1/33	50,000	53,583
Series A:
5% 1/1/31	40,000	43,136
5% 1/1/36	40,000	42,063
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	50,371
5.25% 12/1/24	10,000	10,187
5.25% 12/1/26	15,000	15,431
Series 2007, 5.25% 12/1/23	20,000	20,223
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	46,476
Series 2020 A, 4% 8/1/44	100,000	89,189
TOTAL ARIZONA		1,964,433
Arkansas - 0.3%
Arkansas Dev. Fin. Auth. Health Care Rev. Series 2021 B1, 5% 9/1/39	55,000	53,740
Fort Smith Wtr. & Swr. Rev. Series 2018:
5% 10/1/30	165,000	175,360
5% 10/1/34	110,000	115,176
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	36,111
TOTAL ARKANSAS		380,387
California - 18.1%
Anaheim Calif Hsg. & Pub. Impt. A Series 2022 A, 5% 10/1/47	400,000	415,237
Anaheim Elementary School District Series 2016, 3% 8/1/46	50,000	36,282
Anaheim Pub. Fing. Auth. Lease Rev.:
(Anaheim Pub. Impts. Proj.) Series C, 0% 9/1/36 (Escrowed to Maturity)	170,000	95,813
Series 1997 C, 0% 9/1/28 (Assured Guaranty Muni. Corp. Insured)	95,000	75,860
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	37,096
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (b)	50,000	48,559
Series 2018 A, 2.625%, tender 4/1/26 (b)	130,000	124,382
Series 2017 S7:
4% 4/1/34	95,000	94,991
4% 4/1/38	75,000	71,071
4% 4/1/47	5,000	4,457
Series F1, 5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	35,967
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	79,680
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	40,945
Series BA, 5% 12/1/32	65,000	71,982
California Edl. Facilities Auth. Rev.:
(Loyola Marymount Univ. Proj.) Series 2001 A, 0% 10/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	165,000	125,813
Series 2001 A:
0% 10/1/30	70,000	51,017
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	8,853
Series 2018 B, 5% 10/1/43	100,000	103,865
Series T1, 5% 3/15/39	30,000	32,923
Series U6, 5% 5/1/45	35,000	38,240
California Gen. Oblig.:
Series 2012, 4% 9/1/37	215,000	211,533
Series 2013:
5% 9/1/26	75,000	76,268
5% 9/1/27	55,000	55,910
5% 11/1/30	25,000	25,464
Series 2014:
5% 10/1/23	35,000	35,657
5% 11/1/23	50,000	51,014
5% 12/1/24	155,000	158,392
5% 10/1/28	30,000	31,078
Series 2015:
5% 8/1/23	25,000	25,395
5% 8/1/26	75,000	78,104
5% 8/1/26	65,000	68,245
5% 9/1/26	20,000	21,026
5% 9/1/28	50,000	52,530
5% 8/1/29	20,000	20,978
5% 8/1/30	170,000	176,800
5% 8/1/45	40,000	41,001
5.25% 8/1/30	95,000	100,219
Series 2016:
3% 9/1/33	120,000	109,464
4% 9/1/28	110,000	112,985
4% 9/1/35	50,000	50,044
4% 9/1/36	200,000	198,558
5% 9/1/24	45,000	46,577
5% 9/1/26	160,000	170,864
5% 8/1/27	45,000	47,955
5% 9/1/30	15,000	15,965
5% 9/1/32	50,000	52,997
5% 9/1/45	10,000	10,339
Series 2017 A, 5% 8/1/26	80,000	85,326
Series 2017:
3.5% 8/1/27	25,000	25,254
4% 8/1/37	25,000	24,582
5% 11/1/25	175,000	184,545
5% 11/1/27	75,000	81,292
5% 11/1/27	65,000	70,453
5% 11/1/31	100,000	107,624
5% 8/1/33	100,000	105,802
Series 2018, 5% 10/1/48	100,000	104,795
Series 2019:
3% 10/1/33	70,000	63,287
3% 10/1/34	50,000	44,356
4% 4/1/25	45,000	45,912
5% 4/1/25	105,000	109,710
5% 10/1/25	175,000	184,309
5% 4/1/26	410,000	435,141
5% 4/1/27	10,000	10,753
5% 4/1/30	100,000	110,034
5% 4/1/35	5,000	5,105
5% 4/1/36	75,000	76,534
5% 8/1/36	100,000	105,979
Series 2020:
2% 11/1/36	60,000	43,145
3% 3/1/28	50,000	48,785
3% 11/1/35	250,000	217,435
4% 3/1/28	40,000	41,376
4% 3/1/29	175,000	181,870
4% 3/1/50	40,000	36,224
5% 11/1/27	50,000	54,194
5% 3/1/32	50,000	54,952
5% 3/1/32	50,000	54,952
5% 3/1/35	220,000	237,374
Series 2021:
4% 12/1/24	100,000	101,786
5% 9/1/27	175,000	189,251
California Health Facilities Fing. Auth. Rev.:
Bonds (Providence St. Jospeh Health) Series 2016 B3, 2%, tender 10/1/25 (b)	150,000	142,499
Series 2013 A, 4% 3/1/43	35,000	30,308
Series 2015, 5% 11/15/26	50,000	52,581
Series 2016 A:
3% 10/1/41	50,000	35,756
3.25% 11/15/36 (Pre-Refunded to 11/15/25 @ 100)	110,000	110,078
Series 2016 B:
5% 11/15/46	15,000	15,008
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	10,668
Series 2017 A:
5% 11/15/26	275,000	293,352
5% 11/1/27	20,000	21,707
Series 2017 A2, 5% 11/1/47	70,000	73,207
Series 2018 A:
4% 11/15/42	65,000	58,111
5% 11/15/26	35,000	36,853
5% 11/15/33	25,000	25,810
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	15,956
5% 10/1/29	25,000	26,572
Series 2018, 5% 10/1/26	25,000	26,808
California Muni. Fin. Auth. Rev.:
(LINXS APM Proj.) Series 2018 A:
5% 12/31/28 (c)	60,000	61,566
5% 12/31/47 (c)	100,000	95,881
Series 2018 A, 3.25% 12/31/32 (Assured Guaranty Muni. Corp. Insured) (c)	20,000	17,190
California Pub. Works Board Lease Rev. (Various Cap. Projs.) Series 2020 B, 4% 3/1/45	175,000	159,082
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	21,084
5% 11/1/33	105,000	110,224
5% 11/1/43	40,000	41,050
Series 2016 A:
3.125% 11/1/36	50,000	43,217
5% 11/1/26	45,000	47,805
5% 11/1/45	125,000	128,444
Series 2017 A, 5% 11/1/25	100,000	105,484
California Statewide Cmntys. Dev. Auth. Series 2017, 5% 5/15/42	100,000	99,131
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	34,067
5% 1/1/32	20,000	20,402
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (b)	25,000	27,200
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	87,947
Series 2017 A, 5% 4/1/47	55,000	55,424
Series 2018 A, 3.5% 3/1/38	125,000	106,629
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (d)	180,000	181,035
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	18,824
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	17,709
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	26,305
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (Assured Guaranty Muni. Corp. Insured)	300,000	242,957
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	91,404
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	6,695
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	139,234
Downey Unified School District Series 2019 B, 3.625% 8/1/42	280,000	237,187
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	67,417
Series 2017 B, 5% 6/1/27	5,000	5,400
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	165,000	99,576
0% 8/1/38	65,000	31,651
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	50,646
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,526
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	100,755
0% 1/1/27 (Escrowed to Maturity)	40,000	34,491
0% 1/1/29 (Escrowed to Maturity)	20,000	16,048
Series 2013 A:
0% 1/15/24 (Assured Guaranty Muni. Corp. Insured)	40,000	38,217
5% 1/15/42 (Assured Guaranty Muni. Corp. Insured)	85,000	86,644
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	41,437
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	10,359
Series 2013 B1, 3.95% 1/15/53 (b)	80,000	64,581
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	27,230
Fresno Unified School District Series 2016 A, 4% 8/1/41	150,000	138,093
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30 (Pre-Refunded to 6/1/23 @ 100)	40,000	40,494
Series 2015 A:
4% 6/1/31 (Pre-Refunded to 6/1/25 @ 100)	100,000	102,205
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	20,963
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,481
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	10,481
5% 6/1/45 (Pre-Refunded to 6/1/25 @ 100)	140,000	146,740
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	7,409
Series 2016 B, 3% 8/1/45	20,000	14,613
Imperial Irrigation District Elec. Rev. Series 2016 B1, 5% 11/1/46	140,000	145,030
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	155,000	131,973
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	25,005
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	105,139
Series 2016, 3% 8/1/32	35,000	31,510
Series B, 0% 8/1/35	150,000	84,666
Los Angeles Cmnty. College District:
Series 2015 A, 5% 8/1/28 (Pre-Refunded to 8/1/24 @ 100)	170,000	175,679
Series 2017 J, 5% 8/1/28	30,000	32,530
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	31,002
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	35,546
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	10,334
Series K, 4% 8/1/35	20,000	20,063
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	47,005
Series 2021 A, 5% 7/1/44	190,000	202,163
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	207,203
Series 2018 C, 5% 5/15/37 (c)	75,000	75,939
Series 2018 D:
5% 5/15/31 (c)	80,000	83,509
5% 5/15/34 (c)	120,000	122,945
Series 2020 C, 5% 5/15/25 (c)	375,000	386,393
Series A, 5% 5/15/36 (c)	50,000	50,845
Series B, 5% 5/15/34 (c)	10,000	10,263
Series C, 5% 5/15/33 (c)	90,000	92,422
Series D, 5% 5/15/26 (c)	65,000	67,398
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,047
5% 7/1/24	140,000	140,642
Series 2014 C, 5% 7/1/29	40,000	41,313
Series 2014 D, 5% 7/1/44	45,000	46,145
Series 2015 A, 3.25% 7/1/31	100,000	94,946
Series 2016 A:
5% 7/1/40	125,000	128,807
5% 7/1/46	70,000	71,689
Series 2017 A, 5% 7/1/28	5,000	5,368
Series A, 5% 7/1/31	15,000	16,262
Series B:
5% 7/1/29	50,000	51,176
5% 7/1/30	40,000	40,554
5% 7/1/30	55,000	60,641
5% 7/1/40	190,000	201,400
Series C, 5% 7/1/37	25,000	26,615
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2014 A, 5% 7/1/44	25,000	25,653
Series 2016 B, 5% 7/1/29	50,000	52,917
Series A:
5% 7/1/33	25,000	27,000
5% 7/1/33	20,000	21,315
Series B, 5% 7/1/25	25,000	25,361
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	154,200
Los Angeles Solid Waste Resources Rev. Series 2018 A, 5% 2/1/30	115,000	124,160
Los Angeles Unified School District:
Series 2014 C:
5% 7/1/23	130,000	131,888
5% 7/1/24	40,000	41,306
Series 2016 A, 5% 7/1/40	30,000	31,032
Series 2018 B1:
5% 7/1/23	95,000	96,380
5.25% 7/1/42	50,000	53,000
Series 2019 A, 5% 7/1/28	130,000	142,159
Series 2020 C, 5% 7/1/30	60,000	67,112
Series 2020, 5% 7/1/25	10,000	10,495
Series 2021 A, 5% 7/1/25	75,000	78,716
Series A:
5% 7/1/24	5,000	5,163
5% 7/1/29	5,000	5,537
5% 7/1/30	50,000	55,401
Series B, 5% 7/1/25	90,000	94,459
Series C, 5% 7/1/28	55,000	56,730
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	57,402
4% 8/1/47	135,000	119,149
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	60,507
Montebello Unified School District Series A, 5% 8/1/41	50,000	51,674
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	59,740
Series 2009 B, 6.5% 11/1/39	25,000	28,879
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	230,000	124,764
Series 2017, 0% 8/1/39	95,000	43,873
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	11,887
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	55,726
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	80,789
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	127,356
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	22,249
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (d)	50,000	40,385
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	200,000	156,425
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	31,540
Poway Unified School District Series 2011, 0% 8/1/46	190,000	57,016
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	169,771
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015:
4.125% 11/1/40 (Pre-Refunded to 11/1/25 @ 100)	100,000	102,819
5.25% 11/1/45 (Pre-Refunded to 11/1/25 @ 100)	180,000	191,127
Sacramento City Fing. Auth. Rev. Series 2005 A:
0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	59,894
0% 12/1/34 (FGIC Insured)	100,000	57,452
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	74,948
Sacramento TOT Rev. Series A, 5% 6/1/43	55,000	56,406
San Bernardino Cmnty. College District:
Series 2019 A, 3% 8/1/41 (Pre-Refunded to 8/16/27 @ 100)	375,000	371,540
Series B, 0% 8/1/48	5,000	1,384
San Diego Cmnty. College District:
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (d)	180,000	100,566
Series 2016, 5% 8/1/41 (Pre-Refunded to 8/1/26 @ 100)	5,000	5,342
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	50,317
San Diego County Wtr. Auth. Fing. Agcy. Wtr. Rev. Series 2022 A, 5% 5/1/47	140,000	151,538
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	183,332
5.25% 8/1/47	30,000	31,695
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	50,823
San Diego Unified School District:
(Election of 1998 Proj.) Series 2005 E2, 5.5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	80,000	87,005
Series 1998 G1:
5.25% 7/1/27	5,000	5,489
5.25% 7/1/28	5,000	5,511
5.25% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	25,000	27,886
Series 2008 E, 0% 7/1/49	125,000	32,273
Series 2009 1, 0% 7/1/30	50,000	36,784
Series 2017 K2, 0% 7/1/31	145,000	101,510
Series A, 0% 7/1/31	15,000	10,501
Series C, 0% 7/1/43	10,000	3,574
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	59,567
Series R1, 0% 7/1/30	35,000	25,749
Series R4, 5% 7/1/28	70,000	73,631
Series R5, 5% 7/1/26	50,000	53,409
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	3,714
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	9,170
Series A1, 5% 8/1/47	80,000	83,449
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2016 A, 5% 5/1/26	25,000	26,384
Series 2017 A, 5% 5/1/47 (c)	40,000	39,568
Series 2017 D:
5% 5/1/24 (c)	35,000	35,741
5% 5/1/25 (c)	105,000	108,070
Series 2019 A, 5% 5/1/49 (c)	25,000	24,969
Series 2019 D:
5% 5/1/26	135,000	142,472
5% 5/1/39	30,000	31,304
Series 2019 E, 5% 5/1/34 (c)	175,000	178,800
Series 2020 A:
4% 5/1/39 (c)	15,000	13,393
5% 5/1/38 (c)	115,000	116,686
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	27,285
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	122,828
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	15,688
Series 2020 A, 5% 11/1/50	85,000	88,983
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	55,681
0% 1/1/26 (Escrowed to Maturity)	30,000	26,879
0% 1/1/28 (Escrowed to Maturity)	35,000	29,184
0% 1/1/28 (Escrowed to Maturity)	200,000	166,764
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	18,876
Series 2014 A, 5% 1/15/44 (Pre-Refunded to 1/15/25 @ 100)	95,000	98,706
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	60,188
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	20,000	20,212
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	152,451
San Mateo County Cmnty. College District Series 2006 B:
0% 9/1/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	130,000	83,457
0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	116,189
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	15,625
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (d)	50,000	43,463
Santa Clara County Fing. Auth. Lease Rev.:
(Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	166,606
Series 2019 A, 3.125% 5/1/47	225,000	165,689
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	31,582
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	78,772
Saugus Union School District Series 2020 C, 2.375% 8/1/44	150,000	94,251
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	135,397
Sierra Joint Cmnty. College District Series 2021 B, 2% 8/1/46	100,000	55,299
Solano Cmnty. College District Series A, 0% 8/1/41 (Pre-Refunded to 8/1/28 @ 100) (d)	40,000	41,369
Sonoma County Jr. College District Rev.:
Series 2019 B, 3% 8/1/36	200,000	167,881
Series B, 3% 8/1/41	5,000	3,884
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	31,131
Southwestern Cmnty. College District Gen. Oblig. Series 2021 C, 2.375% 8/1/46	100,000	59,428
Transbay Joint Powers Auth. Series 2020 A, 5% 10/1/49	135,000	135,014
Turlock Irrigation District Rev. Series 2016, 5% 1/1/46	205,000	212,636
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (Assured Guaranty Muni. Corp. Insured)	135,000	52,364
Univ. of California Revs.:
Series 2015 AO, 5% 5/15/40	125,000	128,171
Series 2016 K, 4% 5/15/36	300,000	297,303
Series 2016, 5% 5/15/35	135,000	141,562
Series 2017 M, 5% 5/15/32	75,000	80,501
Series 2018 AZ, 4% 5/15/24	150,000	152,120
Series 2018 O:
4% 5/15/48	65,000	57,764
5% 5/15/58	105,000	108,026
Series 2021 Q, 5% 5/15/35	160,000	175,172
Series AF, 5% 5/15/24	55,000	55,658
Series AM, 5.25% 5/15/37	10,000	10,263
Series AO, 5% 5/15/23	15,000	15,179
Series AY, 5% 5/15/28	20,000	21,656
Series I:
5% 5/15/25	50,000	52,486
5% 5/15/28	40,000	41,953
Series M, 5% 5/15/36	80,000	84,133
Series O, 4% 5/15/29	25,000	26,024
Upland Gen. Oblig. Ctfs. of Prtn. Series 2017, 5% 1/1/47	80,000	77,512
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	75,488
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	12,602
0% 8/1/28	60,000	48,314
West Hollywood Pub. Fing. Auth. Series 2016, 3% 4/1/41	140,000	108,283
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	125,000	92,474
William S. Hart Union High School District Series 2009 A, 0% 8/1/33	50,000	32,192
Yuba Cmnty. College District Series 2016 A:
3% 8/1/36	165,000	139,974
3% 8/1/37	35,000	29,203
TOTAL CALIFORNIA		24,422,290
Colorado - 1.8%
Colorado Ctfs. of Prtn.:
Series 2020 A, 3% 12/15/36	105,000	83,807
Series 2021 A, 4% 12/15/38	285,000	263,179
Colorado Health Facilities Auth. Rev.:
Series 2013 A, 5% 1/1/44 (Pre-Refunded to 1/1/24 @ 100)	150,000	153,196
Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	50,068
Colorado Health Facilities Auth. Rev. Bonds:
(Bethesda Proj.) Series 2018 B, 5% 9/15/53	90,000	74,677
Series 2016 B, 5% 11/15/30	150,000	157,069
Series 2018 A, 4% 11/15/48	100,000	86,404
Series 2019 A, 5% 11/1/29	35,000	36,828
Series 2019 A1:
4% 8/1/37	75,000	67,498
4% 8/1/39	85,000	74,651
4% 8/1/44	55,000	45,629
5% 8/1/26	60,000	61,744
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	25,270
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	25,715
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	24,999
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	45,099
Series 2017 A, 5% 11/15/28 (c)	30,000	31,266
Series 2018 A:
5% 12/1/25 (c)	115,000	119,043
5% 12/1/36 (c)	60,000	61,387
Series 2018 B, 3.5% 12/1/35	15,000	13,459
Series 2019 C, 5% 11/15/31	30,000	32,427
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	50,485
Series 2017, 5% 12/1/26	50,000	51,406
E-470 Pub. Hwy. Auth. Rev.:
Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	17,825
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	13,522
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	16,008
Series 2006 B, 0% 9/1/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	47,406
Metropolitan Wastewtr. Reclamation District Series 2020 A, 2% 4/1/39	100,000	65,500
Park Creek Metropolitan District Sr. Ltd. Property Tax Supported Rev. Series 2015 A, 5% 12/1/45	380,000	382,107
Pueblo County Ctfs. of Prtn. (Jail Proj.) Series 2022 A, 5% 7/1/49	165,000	163,349
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,140
Series 2016 B1, 2.75% 6/1/30	85,000	77,968
TOTAL COLORADO		2,424,131
Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	15,445
Series 2015 B, 3.375% 6/15/29	25,000	24,705
Series 2016 A, 5% 3/15/26	30,000	31,587
Series 2017 A, 5% 4/15/27	25,000	26,689
Series 2018 D, 5% 4/15/27	105,000	112,096
Series 2019 A, 5% 4/15/27	25,000	26,689
Series 2020 C, 4% 6/1/31	30,000	30,298
Series 2021 B:
3% 6/1/29	90,000	85,836
3% 6/1/40	100,000	76,109
4% 6/1/31	65,000	65,717
Series A, 5% 3/15/28	35,000	36,346
Series B, 5% 1/15/24	50,000	51,135
Series D:
4% 8/15/31	15,000	15,071
5% 4/15/26	25,000	26,351
Series E:
3.375% 10/15/36	30,000	26,315
5% 9/15/25	30,000	31,401
5% 10/15/25	30,000	31,438
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (b)	225,000	211,167
Series 2019 A:
4% 7/1/34	30,000	26,355
5% 7/1/33	135,000	138,061
Series 2020 A, 5% 7/1/30	50,000	52,235
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	15,000	13,631
Series 2018 A, 3.5% 5/15/33	5,000	4,680
Series 2020 C1, 2.05% 5/15/37	75,000	54,026
Series B1, 3.45% 11/15/41	5,000	4,192
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	91,505
Series 2015 B, 5% 8/1/26	110,000	114,945
Series 2016 A, 5% 9/1/31	5,000	5,265
Series 2018 A, 5% 1/1/27	35,000	37,229
Series 2018 B, 5% 10/1/28	120,000	130,022
Series 2021 A, 4% 5/1/37	35,000	33,156
Series A:
4% 9/1/35	45,000	43,739
5% 9/1/30	60,000	63,341
Series B:
5% 10/1/33	10,000	10,676
5% 10/1/36	85,000	89,778
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	26,856
TOTAL CONNECTICUT		1,864,087
Delaware - 0.5%
Delaware Gen. Oblig.:
Series 2009 C, 5% 10/1/25	225,000	236,903
Series 2017, 3.25% 3/1/37	4,000	3,564
Series 2020 A, 5% 1/1/30	225,000	250,999
Delaware Health Facilities Auth. Rev. Series 2020 A:
4% 10/1/49	155,000	133,253
5% 10/1/32	15,000	15,940
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	45,085
TOTAL DELAWARE		685,744
District Of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	65,765
Series 2016 A, 5% 6/1/32	40,000	41,824
Series 2017 A, 5% 6/1/29	45,000	47,852
Series 2017 D:
5% 6/1/28	100,000	106,384
5% 6/1/42	35,000	36,368
Series 2019 A:
5% 10/15/31	80,000	86,268
5% 10/15/44	15,000	15,740
Series 2021 D, 5% 2/1/31	60,000	66,855
District of Columbia Hosp. Rev. Series 2015, 5% 7/15/24	115,000	117,868
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	199,725
5% 10/1/33	205,000	222,600
District of Columbia Rev. Series 2020, 5% 12/1/27	180,000	194,074
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	25,787
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	35,000
Series 2014 C:
5% 10/1/27	20,000	20,706
5% 10/1/28	50,000	51,717
Series 2019 A, 5% 10/1/44	130,000	135,448
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (Assured Guaranty Muni. Corp. Insured)	20,000	13,955
4% 10/1/53	45,000	37,188
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,454
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	23,585
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	39,792
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	10,135
Series 2019 218, 4% 10/1/44	100,000	85,917
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (c)	45,000	45,000
Series 2014 A:
5% 10/1/28 (c)	40,000	40,701
5% 10/1/44 (c)	105,000	104,866
Series 2018 A, 5% 10/1/27 (c)	65,000	67,960
Series 2021 A:
4% 10/1/41 (c)	205,000	181,323
5% 10/1/36 (c)	140,000	143,077
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	10,702
Series 2017 B, 5% 7/1/42	70,000	72,261
TOTAL DISTRICT OF COLUMBIA		2,350,897
Florida - 5.0%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	74,007
Broward County Arpt. Sys. Rev.:
Series 2015 A, 5% 10/1/33 (c)	35,000	35,309
Series 2019 A, 5% 10/1/49 (c)	100,000	99,879
Broward County Port Facilities Rev. Series 2019 B, 4% 9/1/38 (c)	75,000	68,760
Broward County School District Series 2019, 5% 7/1/39	355,000	376,488
Broward County Wtr. & Swr. Util. Rev. Series 2019 A, 4% 10/1/43	200,000	184,921
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (Assured Guaranty Muni. Corp. Insured)	50,000	41,199
4% 7/1/40	20,000	18,168
Series 2017, 3.375% 7/1/42	70,000	56,050
Series 2019 B, 5% 7/1/44	125,000	127,719
Series 2021, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	265,000	281,330
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	68,982
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	20,607
Series 2018 A, 4% 6/1/37	55,000	55,024
Series 2018 B, 4% 6/1/48	160,000	145,396
Series 2019 C, 5% 6/1/26	230,000	244,379
Series 2019 D, 4% 6/1/30	35,000	35,945
Series C:
4% 6/1/28	30,000	30,183
5% 6/1/25	90,000	94,192
Series D, 4% 6/1/32	25,000	25,197
Florida Dept. of Trans. Tpk. Rev.:
Series 2016 B, 2.625% 7/1/27	60,000	56,840
Series 2021 B, 2% 7/1/43	155,000	94,912
Series 2021 C, 3% 7/1/51	185,000	128,357
Florida Dev. Fin. Corp. Healthcare Facility Rev. Series 2021, 5% 11/15/26	100,000	104,593
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	40,782
Gainesville Utils. Sys. Rev. Series 2021 A1, 5% 10/1/46	100,000	103,409
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (Pre-Refunded to 10/1/27 @ 100) (c)	30,000	32,024
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	37,078
3.25% 8/1/49	10,000	7,441
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	50,000	49,983
5% 10/1/28 (Pre-Refunded to 10/1/23 @ 100)	25,000	25,405
Hillsborough County School Board Ctfs. of Prtn. Series 2020 A, 5% 7/1/29	75,000	79,876
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	133,964
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	75,719
Series 2013 C, 5.25% 10/1/30	150,000	152,223
Series 2014, 5% 10/1/28	65,000	66,802
Series 2019 A:
5% 10/1/24	85,000	87,886
5% 10/1/27	80,000	86,193
5% 10/1/29	25,000	27,542
5% 10/1/32	60,000	64,481
5% 10/1/34	100,000	106,700
Jacksonville Trans. Auth. Series 2015, 5% 8/1/35	150,000	155,012
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	14,886
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	8,517
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	24,928
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	119,985
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (c)	45,000	45,000
Series 2012 B, 5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	40,000
Series 2016 A, 5% 10/1/41	20,000	20,220
Series 2020 A, 4% 10/1/39	130,000	117,239
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/44	155,000	48,024
0% 10/1/46	10,000	2,756
0% 10/1/47	50,000	13,020
Series 2016:
0% 10/1/31	5,000	3,429
0% 10/1/32	15,000	9,763
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	85,019
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	57,445
Series 2015 B, 5% 7/1/27	40,000	41,134
Series 2015 D, 3% 7/1/39	10,000	7,867
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	108,192
Miami-Dade County School Board Ctfs. of Prtn. Series 2015 A, 5% 5/1/26	100,000	103,820
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	3,784
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	21,798
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	70,219
Series 2017 B, 3.125% 10/1/39	5,000	3,970
Series 2019 B, 3% 10/1/49	10,000	6,977
Series 2019, 5% 10/1/46	165,000	171,625
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	10,150
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	63,294
Orange County Health Facilities Auth. Series 2016:
4% 10/1/45	65,000	55,848
5% 8/1/47	80,000	82,958
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	19,560
Series 2016 B, 4% 10/1/36	30,000	28,703
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	5,309
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	25,388
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	42,174
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	105,435
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	93,909
South Broward Hosp. District Rev.:
Series 2017, 5% 5/1/28	55,000	58,408
Series 2021 A, 2.375% 5/1/45	375,000	229,425
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	75,965
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2020 A:
4% 10/1/38	100,000	95,462
5% 10/1/54	260,000	274,470
Tampa Health Sys. Rev. Series 2016 A:
4% 11/15/46	140,000	121,438
5% 11/15/46	120,000	119,925
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	903
Volusia County Edl. Facilities Auth. Rev. (Stetson Univ., Inc. Proj.) Series 2015, 5% 6/1/45	305,000	305,042
TOTAL FLORIDA		6,764,340
Georgia - 1.7%
Atlanta Arpt. Rev. Series 2019 B, 4% 7/1/49 (c)	125,000	105,880
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5.25% 11/1/30 (Pre-Refunded to 11/1/23 @ 100)	100,000	102,226
Series 2015:
5% 11/1/28	25,000	26,055
5% 11/1/29	5,000	5,209
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	31,312
5% 11/1/40	40,000	41,001
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	26,093
Series 2018 C, 4% 11/1/37	15,000	14,439
Brookhaven Dev. Auth. Rev. Series 2019 A:
4% 7/1/49	105,000	91,084
5% 7/1/26	20,000	21,045
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	16,448
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	21,068
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	52,140
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46 (Pre-Refunded to 2/15/25 @ 100)	55,000	55,940
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	19,417
Series 2016 F, 5% 1/1/26	25,000	26,431
Series 2017 A, 5% 2/1/25	190,000	197,978
Series 2018 A:
3% 7/1/33	25,000	22,822
4% 7/1/34	155,000	155,608
5% 7/1/27	5,000	5,404
Series 2021 A, 4% 7/1/35	105,000	104,402
Georgia Hsg. & Fin. Auth.:
Series 2015 A, 3.95% 12/1/43	50,000	48,405
Series 2017 C, 3.75% 6/1/48	110,000	105,105
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (Assured Guaranty Muni. Corp. Insured)	65,000	58,955
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	275,000	215,390
Gwinnett County School District Gen. Oblig. Series 2019, 5% 2/1/39	100,000	107,471
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	77,830
Main Street Natural Gas, Inc. Series 2019 A, 4% 5/15/39	100,000	88,335
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	70,633
Series 2019 A, 3.125% 7/1/46	25,000	18,750
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	14,172
Private Colleges & Univs. Auth. Rev. Series 2020 B:
4% 9/1/41	100,000	91,593
5% 9/1/30	100,000	111,795
Richmond County Hosp. Auth.:
(Univ. Health Svcs., Inc. Projs.) Series 2016, 5% 1/1/27	105,000	109,557
(Univ. Health Svcs., Inc. Proj.) Series 2016, 4% 1/1/35	70,000	65,966
TOTAL GEORGIA		2,325,959
Hawaii - 0.7%
Hawaii Arpts. Sys. Rev.:
Series 2020 A, 4% 7/1/35 (c)	80,000	73,465
Series 2020 D, 4% 7/1/39	100,000	92,546
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	31,064
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	130,000	136,536
Series 2016 FG, 5% 10/1/30	30,000	31,776
Series FN 5% 10/1/22	10,000	10,000
Series FT:
5% 1/1/27	50,000	53,327
5% 1/1/32	65,000	69,588
Series FW, 3.5% 1/1/38	35,000	30,364
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	103,153
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	237,846
Series 2018 A, 3.375% 7/1/42	40,000	32,028
Series 2019 A, 4% 7/1/37	100,000	96,495
TOTAL HAWAII		998,188
Idaho - 0.3%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	26,024
5% 3/1/28	195,000	204,014
Series 2015 ID:
5.5% 12/1/27	60,000	62,682
5.5% 12/1/29	20,000	20,879
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	96,377
TOTAL IDAHO		409,976
Illinois - 4.8%
Chicago Board of Ed. Series 2016, 5.75% 4/1/35	100,000	104,619
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	27,045
0% 1/1/33	50,000	30,209
Series 2002 B, 5% 1/1/26	15,000	15,157
Series 2007 E, 5.5% 1/1/35	45,000	45,165
Series 2008 C:
0% 1/1/26	85,000	73,447
0% 1/1/30	85,000	59,954
Series 2014 A, 5.25% 1/1/30	30,000	30,047
Series 2015 A:
5% 1/1/26	15,000	15,157
5.5% 1/1/33	20,000	20,073
Series 2015 C, 5% 1/1/27	50,000	50,419
Series 2019 A, 5% 1/1/40	15,000	14,551
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (c)	65,000	65,667
Series 2014 B, 5% 1/1/27	5,000	5,080
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2013 A, 5% 1/1/26 (c)	75,000	75,319
Series 2013 B, 5% 1/1/26	55,000	55,247
Series 2013 D:
5% 1/1/44	15,000	15,067
5.25% 1/1/33	100,000	100,509
Series 2015 B:
5% 1/1/28	45,000	46,473
5% 1/1/33	105,000	107,221
Series 2015 D, 5% 1/1/46	110,000	110,121
Series 2016 C, 5% 1/1/37	100,000	101,756
Series 2017 B, 5% 1/1/33	30,000	31,180
Series 2018 B:
5% 1/1/37	45,000	46,655
5% 1/1/38	20,000	20,596
5% 1/1/48	10,000	10,133
Series 2020 B, 5% 1/1/29	60,000	64,593
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	31,033
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	15,409
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	40,216
Cook County Gen. Oblig. Series 2018, 5% 11/15/34	100,000	103,093
Illinois Fin. Auth.:
(Bradley Univ. Proj.) Series 2021 A, 4% 8/1/43	80,000	64,524
Series 2015, 4.125% 5/1/45	125,000	111,453
Series 2020 A, 3% 5/15/50	80,000	51,516
Illinois Fin. Auth. Rev.:
Series 2014 A, 5% 10/1/30	105,000	107,727
Series 2016:
3.25% 5/15/39	160,000	126,464
3.25% 11/15/45	15,000	10,801
4% 1/1/25	145,000	147,169
4% 7/1/30	60,000	60,809
4% 12/1/31	25,000	23,472
4% 12/1/40	210,000	182,911
5% 7/1/24	360,000	370,271
Series 2017, 5% 8/15/26	135,000	142,259
Series 2018 A:
5% 10/1/41	25,000	26,150
5% 10/1/48	20,000	20,769
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/29	70,000	67,813
4% 1/1/30	35,000	33,709
Series 2013:
5% 7/1/23	15,000	15,139
5.25% 7/1/31	85,000	85,359
Series 2014:
5% 4/1/27	55,000	55,517
5% 5/1/30	230,000	231,378
5% 2/1/39	200,000	195,513
Series 2016 June:
3.5% 6/1/30	210,000	194,898
3.5% 6/1/31	70,000	64,046
Series 2016:
4% 1/1/31	70,000	66,795
5% 2/1/27	65,000	66,272
5% 11/1/36	100,000	98,714
Series 2017 A, 4.5% 12/1/41	35,000	31,087
Series 2017 B, 5% 12/1/24	65,000	66,085
Series 2017 C, 5% 11/1/29	10,000	10,181
Series 2017 D:
3.25% 11/1/26	40,000	38,168
5% 11/1/28	140,000	142,693
Series 2018 A, 5% 10/1/24	120,000	121,959
Series 2018 B, 5% 10/1/24	20,000	20,326
Series 2019 B, 5% 9/1/25	30,000	30,507
Series 2020 D, 5% 10/1/25	50,000	50,840
Series November 2016, 4.125% 11/1/31	40,000	38,216
Illinois Hsg. Dev. Auth. Rev. Series 2018 A, 4.125% 10/1/38	25,000	24,760
Illinois Sales Tax Rev.:
Series 2013:
5% 6/15/23	140,000	141,338
5% 6/15/24	20,000	20,178
5% 6/15/25	5,000	5,044
Series 2016 A, 3% 6/15/33	25,000	21,353
Series 2016 C, 4% 6/15/23	75,000	75,206
Series 2016 D, 3% 6/15/31	35,000	30,838
Series 2021 A, 4% 6/15/30	60,000	59,673
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	25,326
Series 2014 C, 5% 1/1/30	100,000	103,117
Series 2015 A, 5% 1/1/40	25,000	25,539
Series 2016 A, 5% 12/1/31	50,000	52,031
Series 2017 A, 5% 1/1/36	50,000	51,814
Series 2019 C, 5% 1/1/31	120,000	130,496
Series B:
5% 1/1/27	25,000	26,623
5% 1/1/30	50,000	54,829
Series C, 5% 1/1/30	95,000	104,175
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	67,578
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	17,140
Series 2010 B1, 0% 6/15/47 (Assured Guaranty Muni. Corp. Insured)	600,000	163,773
Series A:
0% 6/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	170,000	78,240
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	38,895
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	4,194
Series 1998 A, 5.5% 12/15/23	25,000	25,303
Series 2002 A:
0% 12/15/26	95,000	78,964
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	12,462
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	10,691
Series 2002:
0% 12/15/23	30,000	28,540
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	19,237
Series 2017 B, 0% 12/15/56 (Assured Guaranty Muni. Corp. Insured)	15,000	2,398
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	47,708
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	52,540
Springfield Elec. Rev. Series 2015:
4% 3/1/40 (Assured Guaranty Muni. Corp. Insured)	35,000	31,925
5% 3/1/31	60,000	61,705
5% 3/1/32	115,000	118,108
TOTAL ILLINOIS		6,514,462
Indiana - 1.2%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	47,471
Hanover Middle School Bldg. Corp. Series 2020, 2% 7/15/34	200,000	147,753
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (Assured Guaranty Muni. Corp. Insured)	70,000	45,821
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	73,151
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	36,698
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	60,382
Series 2019 E:
5% 2/1/36	25,000	26,697
5% 2/1/40	65,000	68,869
Series 2021 B, 5% 2/1/41	150,000	161,684
Indiana Fin. Auth. Wastewtr. Util. Rev. (CWA Auth. Proj.) Series 2021 A, 3% 10/1/40	45,000	34,186
Indiana Health & Edl. Facilities Fing. Auth. Rev. Series 2006 B, 5% 11/15/46	100,000	99,937
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	102,679
5% 1/1/31	65,000	66,671
Series 2016 C:
5% 1/1/24	150,000	153,159
5% 1/1/39	230,000	236,804
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	107,521
5% 2/1/54	25,000	25,800
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	42,728
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,086
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	59,586
TOTAL INDIANA		1,601,683
Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33 (Pre-Refunded to 7/1/23 @ 100)	55,000	55,722
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	122,013
Series 2020 A, 5% 8/1/36	105,000	114,020
Iowa Fin. Auth. Single Family Mtg. (Mtg.-Backed Securities Prog.) Series 2019 A, 4% 7/1/47	75,000	73,588
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	32,450
TOTAL IOWA		397,793
Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	24,252
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	42,788
TOTAL KANSAS		67,040
Kentucky - 0.4%
Econ. Dev. Fin. Auth. Lousiville Arena Proj. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	57,742
Kentucky Asset/Liability Commission Agcy. Fund Rev. Series 2014 A, 5% 9/1/26	135,000	138,719
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	84,576
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,070
5% 9/1/42	5,000	5,165
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	31,552
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	48,982
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	73,717
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2017 A, 3.25% 5/15/46	100,000	77,407
TOTAL KENTUCKY		522,930
Louisiana - 0.7%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (Assured Guaranty Muni. Corp. Insured)	5,000	4,524
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28 (Pre-Refunded to 11/1/22 @ 100)	60,000	60,087
Louisiana Gen. Oblig.:
Series 2014 D1, 3% 12/1/29	40,000	37,506
Series 2017 A, 5% 4/1/25	25,000	26,079
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	44,276
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.) Series 2017 A, 3.75% 7/1/47	30,000	23,406
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (b)	50,000	50,363
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	51,395
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (d)	35,000	30,281
Series 2020 A, 3% 5/15/47	200,000	136,909
Louisiana Stadium and Exposition District Series 2013 A, 5% 7/1/27	100,000	100,651
New Orleans Aviation Board Series 2018 A, 4% 10/1/43 (Assured Guaranty Muni. Corp. Insured)	150,000	133,378
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2015 B, 5% 1/1/40 (c)	140,000	139,998
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	26,282
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	32,691
Series 2021, 5% 9/1/33	100,000	108,593
TOTAL LOUISIANA		1,006,419
Maryland - 1.6%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	39,545
Maryland Dept. of Trans.:
Series 2016, 4% 11/1/29	85,000	86,284
Series 2018, 3% 5/1/31	40,000	37,646
Series 2021 B, 4% 8/1/51 (c)	100,000	83,549
Maryland Gen. Oblig.:
Series 2017 B, 5% 8/1/25	30,000	31,504
Series 2019 1, 5% 3/15/31	70,000	76,816
Series 2019, 5% 3/15/30	50,000	55,053
Series 2020 A:
5% 8/1/29	150,000	166,292
5% 8/1/35	55,000	60,209
Series 2021 2A, 5% 8/1/28	120,000	131,434
Series 2021 A, 5% 8/1/32	75,000	84,108
Series A, 5% 3/15/30	30,000	32,664
Series C, 5% 8/1/24	5,000	5,166
Maryland Health & Higher Edl. Series 2021 A, 2.5% 7/1/51	90,000	51,097
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2015, 4% 7/1/35 (Pre-Refunded to 7/1/25 @ 100)	100,000	102,082
Series 2017 A, 4% 5/15/47	55,000	46,772
Series 2017 MD, 4% 12/1/46	15,000	13,117
Maryland Stadium Auth. Built to Learn Rev. Series 2021:
2.75% 6/1/51	190,000	124,377
4% 6/1/37	115,000	107,384
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (c)	40,000	36,401
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A:
2.25% 7/1/39	65,000	44,114
3% 7/1/47	145,000	106,069
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	88,120
Series 2015 B, 3% 12/1/29	70,000	66,903
Series 2020 B, 4% 11/1/31	100,000	103,752
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	205,000	182,666
Washington Metropolitan Area Transit Auth. Series 2021 A, 5% 7/15/46	150,000	155,776
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	9,359
5% 6/1/34	65,000	68,164
TOTAL MARYLAND		2,196,423
Massachusetts - 3.1%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	135,000	122,137
Boston Gen. Oblig. Series A, 5% 4/1/26	40,000	42,453
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2005 A, 5% 7/1/25	55,000	57,607
Series 2007, 5.25% 7/1/28	40,000	44,108
Series A, 5.25% 7/1/28	20,000	22,054
Series B, 5% 7/1/33	5,000	5,173
Series C, 5.5% 7/1/23	65,000	66,156
Massachusetts Commonwealth Trans. Fund Rev.:
(Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	20,443
(Rail Enhancement Prog.) Series 2021 A, 3% 6/1/50	185,000	131,269
Series 2015 A, 3.25% 6/1/35	150,000	133,386
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	21,791
Series 2016 Q, 5% 7/1/24	125,000	128,545
Series 2018 L, 4% 7/1/44	165,000	149,584
Series 2020 A2, 5% 7/1/39	105,000	109,293
Series BB1, 4% 10/1/46	25,000	22,205
Series C, 3% 10/1/45 (Assured Guaranty Muni. Corp. Insured)	10,000	7,008
Series D, 4% 7/1/45	25,000	19,599
Series F, 5% 8/15/24	110,000	112,744
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (c)	60,000	61,193
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,157
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	136,296
Series 2015 A, 5% 7/1/26	130,000	138,247
Series 2015 E, 4% 9/1/39	160,000	153,990
Series 2016 B:
4% 7/1/33	75,000	75,375
5% 7/1/27	5,000	5,392
Series 2016 G:
3% 9/1/46	10,000	7,289
4% 9/1/32	75,000	75,783
Series 2017 A:
5% 4/1/35	100,000	104,785
5% 4/1/47	155,000	159,470
Series 2017 E, 5% 11/1/24	60,000	62,202
Series 2017 F, 5% 11/1/44	20,000	20,696
Series 2018 E, 5% 9/1/25	100,000	105,037
Series 2019 A, 5% 1/1/49	70,000	72,621
Series 2019 C, 5% 5/1/41	25,000	26,234
Series 2019 G, 5% 9/1/32	75,000	77,197
Series 2021 B, 3% 4/1/47	140,000	101,136
Series A:
5% 3/1/29	175,000	192,374
5% 7/1/29	70,000	74,322
5% 7/1/31	45,000	47,441
Series B:
2% 3/1/34	70,000	52,837
5% 7/1/26	40,000	42,537
5% 7/1/27	20,000	21,570
Series C:
5% 5/1/30	35,000	38,943
5% 5/1/31	135,000	136,278
Series D, 5% 7/1/26	40,000	42,537
Series E:
5% 11/1/23	60,000	61,204
5% 11/1/26	20,000	21,371
Series F, 5% 11/1/40	15,000	15,607
Series G, 5% 9/1/33	55,000	56,545
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	74,209
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (c)	20,000	18,386
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	49,500
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2015 D, 4.75% 8/15/32 (Pre-Refunded to 8/15/25 @ 100)	185,000	192,263
Series 2016 B, 5% 11/15/46	30,000	30,767
Series A, 5% 8/15/45	50,000	52,374
Series C, 5% 11/15/34	35,000	36,544
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	11,202
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2007 B, 5.25% 8/1/30 (Assured Guaranty Muni. Corp. Insured)	145,000	164,577
Series 2020 B, 5% 8/1/43	140,000	148,236
TOTAL MASSACHUSETTS		4,185,279
Michigan - 1.7%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (Assured Guaranty Muni. Corp. Insured)	180,000	198,670
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	15,499
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev.:
Series 2016 C, 5% 7/1/33	50,000	52,331
Series 2018 A, 5% 7/1/27	65,000	69,189
Lincoln Consolidated School District Series 2016 A, 5% 5/1/40 (Assured Guaranty Muni. Corp. Insured)	330,000	342,399
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	15,182
Series I:
5% 4/15/26	40,000	41,859
5% 10/15/28	25,000	26,460
5% 10/15/30	15,000	15,839
Series 2016 I, 5% 4/15/36	115,000	120,168
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	8,661
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (Assured Guaranty Muni. Corp. Insured)	20,000	20,509
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.) Series 2014 D, 5% 7/1/24 (Assured Guaranty Muni. Corp. Insured)	20,000	20,591
Series 2014 C3, 5% 7/1/29 (Assured Guaranty Muni. Corp. Insured)	70,000	71,686
Series 2014, 5% 7/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	30,876
Series 2016:
3% 11/15/33	240,000	203,414
3.25% 11/15/42	25,000	18,411
4% 11/15/46	50,000	43,300
5% 11/15/23	55,000	55,827
Series 2019 A:
4% 2/15/47	40,000	34,039
5% 2/15/34	55,000	57,095
Michigan Hosp. Fin. Auth. Rev. (Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	37,428
Michigan Hsg. Dev. Auth. Rental Hsg. Rev.:
Series 2018 A, 4.05% 10/1/48	100,000	84,851
Series 2020 A1, 2.7% 10/1/45	160,000	107,833
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2019 B, 3.1% 12/1/44	135,000	101,771
Series B, 3.1% 12/1/31	50,000	45,788
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (c)	35,000	35,378
5% 6/30/28 (c)	15,000	15,153
5% 12/31/28 (c)	55,000	55,589
5% 6/30/29 (c)	60,000	60,240
5% 6/30/31 (c)	70,000	69,307
5% 12/31/31 (c)	20,000	19,747
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	24,114
Muskegon City Pub. Schools Series 2021 II, 5% 5/1/51	60,000	63,493
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	51,762
Series 2021 B, 5% 12/1/35 (c)	50,000	51,147
TOTAL MICHIGAN		2,285,606
Minnesota - 1.2%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	21,935
Forest Lake Independent School District No. 831 Gen. Oblig. (MN SD Cr. Enhancement Prog.) Series 2016 A, 3.25% 2/1/46	200,000	159,361
Hennepin County Gen. Oblig.:
Series 2019 B, 5% 12/15/29	120,000	132,002
Series 2020 C, 5% 12/15/35	250,000	273,181
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	132,890
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	35,521
Minnesota Gen. Oblig.:
Series 2015 A, 5% 8/1/28	110,000	115,240
Series 2015 B, 2.95% 8/1/27	40,000	39,191
Series 2017 A, 5% 10/1/28	25,000	27,030
Series 2018 B, 3.25% 8/1/36	5,000	4,516
Series 2019 B, 5% 8/1/27	100,000	107,926
Series 2020 A, 5% 8/1/33	100,000	110,769
Minnesota Hsg. Fin. Agcy.:
Series 2019 F, 3.75% 1/1/50	120,000	117,599
Series 2021 F, 3% 7/1/52	195,000	183,890
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	93,730
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	14,915
TOTAL MINNESOTA		1,569,696
Mississippi - 0.4%
Mississippi Dev. Bank Spl. Oblig.:
(Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	15,786
(Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	68,155
5% 8/1/27	50,000	52,976
Mississippi Gen. Oblig. Series 2017 A, 5% 10/1/30	65,000	69,930
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	152,279
5% 10/15/28	25,000	26,706
West Rankin Util. Auth. Rev. Series 2018, 5% 1/1/43 (Pre-Refunded to 1/1/28 @ 100)	130,000	140,373
TOTAL MISSISSIPPI		526,205
Missouri - 0.5%
Bi-State Dev. Agcy. Series 2019, 4% 10/1/48	180,000	156,226
Kansas City Indl. Dev. Auth. (Kansas City Int'l. Arpt. Term. Modernization Proj.) Series 2020 A, 5% 3/1/57 (Assured Guaranty Muni. Corp. Insured) (c)	65,000	63,702
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	28,472
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	35,488
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29 (Pre-Refunded to 6/1/24 @ 100)	55,000	56,544
Series 2016, 5% 11/15/28	10,000	10,409
Series 2017 C, 3.625% 11/15/47	25,000	19,690
Series 2019 A, 4% 2/15/49	140,000	118,106
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	30,000	26,121
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	45,892
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	38,145
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (Assured Guaranty Muni. Corp. Insured)	50,000	50,649
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	50,589
TOTAL MISSOURI		700,033
Montana - 0.3%
Montana Facility Fin. Auth. Rev.:
Series 2016, 5% 2/15/28	65,000	67,474
Series 2019 A:
4% 1/1/36	110,000	104,303
5% 1/1/30	150,000	163,784
TOTAL MONTANA		335,561
Nebraska - 0.2%
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	119,614
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	44,532
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	73,193
TOTAL NEBRASKA		237,339
Nevada - 0.5%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	41,315
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	53,270
Series 2019 A:
5% 12/1/24	45,000	46,675
5% 12/1/28	40,000	43,697
Series 2019:
3% 6/1/38	65,000	53,011
5% 6/1/25	25,000	26,119
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	10,658
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	144,162
Clark County School District Series 2019 A, 3% 6/15/39 (Assured Guaranty Muni. Corp. Insured)	20,000	15,504
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	70,745
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	37,693
Series 2018 C, 4% 7/1/48	50,000	43,813
Washoe County School District Series 2017 C, 3.125% 10/1/40 (Assured Guaranty Muni. Corp. Insured)	50,000	39,050
TOTAL NEVADA		625,712
New Jersey - 4.4%
Edison Township Gen. Oblig. Series 2021, 2% 3/15/37	100,000	67,464
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	35,614
5% 11/1/31	35,000	36,192
Series UU:
5% 6/15/40	10,000	9,910
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,148
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	15,502
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (c)	110,000	78,396
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	29,995
Series 2005 N1, 5.5% 9/1/23	35,000	35,627
Series 2013 NN:
4% 3/1/29 (Pre-Refunded to 3/1/23 @ 100)	20,000	20,068
5% 3/1/26	15,000	15,059
5% 3/1/30 (Pre-Refunded to 3/1/23 @ 100)	100,000	100,753
5% 3/1/31 (Pre-Refunded to 3/1/23 @ 100)	40,000	40,301
Series 2013, 5% 3/1/24	10,000	10,056
Series 2014 PP, 4% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	20,000	20,270
Series 2014 UU, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	40,000	41,182
Series 2015 XX, 4% 6/15/24	10,000	10,039
Series 2016 AAA, 5% 6/15/41	55,000	54,504
Series 2018 EE, 5% 6/15/33	80,000	81,483
Series NN, 5% 3/1/28 (Pre-Refunded to 3/1/23 @ 100)	70,000	70,527
Series PP, 5% 6/15/30 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,152
Series UU, 4% 6/15/32 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,063
Series WW:
5% 6/15/37	30,000	30,073
5.25% 6/15/28	30,000	30,830
Series XX, 4.375% 6/15/27	60,000	60,428
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (b)	75,000	64,075
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	45,816
5% 9/1/26	135,000	137,403
Series 2014:
5% 6/15/23	125,000	126,325
5% 6/15/24	5,000	5,101
5% 6/15/28	50,000	50,685
Series 2017 I, 5% 7/1/35	745,000	795,504
Series A, 4% 7/1/47	40,000	32,603
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	20,058
Series 2014, 4% 6/1/34	10,000	9,842
Series 2016, 5% 6/1/24	25,000	25,673
Series 2020 A, 3% 6/1/32	90,000	79,852
Series 2021, 2% 6/1/37	105,000	69,252
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,075
5% 10/1/26	135,000	139,829
5% 10/1/27	15,000	15,573
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	39,752
Series 2016:
3% 7/1/32	25,000	20,334
3.125% 7/1/33	150,000	121,826
Series 2017 A, 4% 7/1/52	125,000	107,513
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (c)	50,000	48,757
Series 2018 B, 5% 12/1/22 (c)	75,000	75,196
Series 2019 A, 5% 12/1/27	35,000	37,174
Series 2019 B, 3.25% 12/1/39 (c)	85,000	73,509
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	27,111
5% 6/1/29	130,000	134,795
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	26,166
Series 2005 A, 5.25% 1/1/26 (Assured Guaranty Muni. Corp. Insured)	30,000	31,719
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	45,213
Series 2014 A:
4% 1/1/35	110,000	109,258
5% 1/1/27	50,000	51,352
5% 1/1/29	45,000	46,199
5% 1/1/30	225,000	230,915
Series 2015 E, 5% 1/1/45	45,000	45,710
Series 2016 A, 5% 1/1/33	50,000	51,794
Series 2017 A, 5% 1/1/35	110,000	114,537
Series 2017 B, 4% 1/1/35	30,000	29,149
Series 2017 E, 5% 1/1/29	15,000	16,010
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	27,619
0% 12/15/25	60,000	53,041
0% 12/15/29 (Assured Guaranty Muni. Corp. Insured)	45,000	33,373
0% 12/15/32 (Assured Guaranty Muni. Corp. Insured)	40,000	25,935
Series 2008 A:
0% 12/15/23	45,000	42,911
0% 12/15/37	45,000	21,125
0% 12/15/38	35,000	15,421
Series 2010 A:
0% 12/15/25	40,000	35,305
0% 12/15/27	30,000	24,255
0% 12/15/29	20,000	14,764
0% 12/15/32	65,000	40,900
0% 12/15/33	15,000	8,908
Series 2010 A3, 0% 12/15/34	140,000	78,414
Series 2010 D, 5% 12/15/24	135,000	138,177
Series 2013 AA, 5% 6/15/27	30,000	30,190
Series 2014 AA, 4.25% 6/15/44	420,000	374,771
Series 2015 AA:
4.625% 6/15/30	165,000	166,081
5% 6/15/46	70,000	69,284
5.25% 6/15/31	135,000	137,852
5.25% 6/15/32	70,000	71,264
Series 2016 A, 5% 6/15/30	25,000	25,787
Series 2016 A2, 5% 6/15/23	25,000	25,237
Series 2018 A, 5% 12/15/24	55,000	56,294
Series A:
0% 12/15/26	90,000	76,091
0% 12/15/31	30,000	19,948
4.25% 12/15/22	40,000	40,076
5% 6/15/30	50,000	51,574
Series A1, 4.1% 6/15/31	15,000	14,807
Series AA:
4% 6/15/36	20,000	18,126
5% 6/15/23	45,000	45,477
5% 6/15/44	10,000	9,895
5.25% 6/15/27	20,000	20,601
Series BB, 5% 6/15/33	75,000	76,390
Series C, 5.25% 6/15/32	65,000	65,966
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (c)	25,000	24,821
TOTAL NEW JERSEY		5,996,971
New Mexico - 0.4%
New Mexico Hosp. Equip. Ln. Council Rev.:
Bonds Series 2019 B, 5%, tender 8/1/25 (b)	225,000	233,007
Series 2015 A, 4.125% 8/1/44 (Pre-Refunded to 8/1/25 @ 100)	40,000	40,773
New Mexico Mtg. Fin. Auth. Series 2019 F:
3.05% 7/1/44	105,000	81,083
3.5% 7/1/50	60,000	58,235
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	30,407
5% 7/1/25	65,000	68,046
TOTAL NEW MEXICO		511,551
New York - 14.7%
Battery Park City Auth. Rev.:
Series 2019 A, 5% 11/1/49	190,000	200,903
Series 2019 B, 5% 11/1/36	310,000	335,473
Brookhaven Gen. Oblig. Series 2020 C, 5% 1/15/27	115,000	123,428
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (Assured Guaranty Muni. Corp. Insured)	25,000	17,562
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
4% 7/1/43	100,000	89,386
5% 7/1/29	60,000	63,113
5% 7/1/37	100,000	100,294
Series 2017 A:
5% 7/1/24	30,000	30,943
5% 10/1/29	15,000	16,025
5% 10/1/47	30,000	32,870
Series 2018 B, 5% 10/1/38	45,000	48,052
Dutchess County Local Dev. Corp. Rev. Series 2016 B:
3% 7/1/29	150,000	133,880
4% 7/1/41	40,000	32,370
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	114,456
4% 2/15/44	35,000	31,285
5% 2/15/30	55,000	58,206
5% 2/15/39	40,000	41,141
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	115,000	119,235
Series 2007, 5.5% 10/1/37	25,000	26,442
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2000, 0% 6/1/29 (Assured Guaranty Muni. Corp. Insured)	90,000	69,717
Series 2012 B, 5% 9/1/25	35,000	35,049
Series 2016 B, 5% 9/1/46	40,000	40,881
Series 2017:
5% 9/1/23	65,000	65,999
5% 9/1/47	30,000	30,577
Series 2018, 5% 9/1/35	20,000	21,008
Series 2019 A, 5% 9/1/26	150,000	159,616
Series 2020 A, 5% 9/1/30	120,000	133,271
Monroe County Indl. Dev. Corp.:
(Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	31,318
Series 2015 A, 5% 7/1/27	105,000	109,471
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	265,161
Series 2008 L6, 5% 4/1/31	50,000	53,951
Series 2014 I, 4% 3/1/39	410,000	382,805
Series 2015 F1, 5% 6/1/34	200,000	204,845
Series 2016 A, 5% 8/1/26	150,000	156,568
Series 2016, 3% 8/1/34	25,000	21,302
Series 2017, 5% 8/1/27	25,000	26,866
Series 2018 1, 5% 8/1/28	10,000	10,622
Series 2018 B-1, 3.25% 10/1/42	55,000	40,671
Series 2019 E, 5% 8/1/25	30,000	31,396
Series 2020 A, 4% 8/1/44	20,000	18,115
Series 2020 A1, 5% 8/1/35	120,000	126,296
Series 2020 C, 5% 8/1/26	200,000	212,129
Series 2021 C, 5% 8/1/29	260,000	284,902
Series A, 5.25% 8/1/25	15,000	15,252
Series B1, 5% 10/1/32	70,000	75,272
Series D:
4% 12/1/41	50,000	46,034
4% 3/1/42	125,000	114,735
Series E, 5% 8/1/26	75,000	79,548
Series F, 5% 8/1/24	60,000	60,874
Series G, 4% 8/1/28	200,000	202,095
Series J, 5% 8/1/24	50,000	51,589
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (b)	15,000	14,564
Series 2016 I1A, 3.95% 11/1/36	70,000	63,358
Series B1 2013, 5.25% 7/1/32 (Pre-Refunded to 7/3/23 @ 100)	50,000	50,771
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (b)	70,000	65,196
Series 2019 E1, 3.25% 11/1/49	35,000	25,272
Series 2020 D1B, 2.4% 11/1/50	75,000	43,968
Series 2021 A1, 2.05% 11/1/33	135,000	104,039
Series 2021 C1, 2.25% 11/1/41	110,000	70,585
Series 2021 G, 2.15% 11/1/36	125,000	92,018
Series 2021 K1, 2.45% 11/1/41	160,000	109,518
Series E1, 3.45% 5/1/59	10,000	6,971
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/27	90,000	75,007
0% 3/1/37	50,000	24,543
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	4,345
0% 3/1/44	45,000	14,323
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	7,507
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD:
4% 6/15/38	65,000	61,812
5% 6/15/38	35,000	35,265
Series 2015 HH, 5% 6/15/29	65,000	67,914
Series 2016 BB, 5% 6/15/46	40,000	40,685
Series 2017 DD, 5.25% 6/15/47	60,000	62,412
Series 2017 EE, 5% 6/15/36	60,000	62,567
Series 2018 AA, 5% 6/15/37	5,000	5,203
Series 2018 DD1, 5% 6/15/48	15,000	15,350
Series 2018 FF, 5% 6/15/40	135,000	140,295
Series 2019 A, 5% 6/15/29	175,000	192,927
Series 2019 AA, 5% 6/15/27	150,000	161,541
Series 2019 DD, 5.25% 6/15/49	65,000	67,892
Series 2020 CC1:
4% 6/15/39	100,000	94,676
4% 6/15/49	35,000	31,204
Series 2022 CC1, 4% 6/15/52	150,000	131,237
Series BB, 5% 6/15/49	180,000	185,601
Series CC:
4% 6/15/42	90,000	83,166
5% 6/15/30	25,000	27,479
Series DD:
5% 6/15/25	75,000	76,490
5% 6/15/36	95,000	96,841
Series EE, 5% 6/15/32	10,000	10,450
Series FF, 4% 6/15/37	80,000	76,724
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	230,000	233,742
Series 2018 S 4A, 5% 7/15/34	5,000	5,297
Series 2018 S2, 5% 7/15/24 (Escrowed to Maturity)	70,000	72,249
Series 2018 S3, 3.625% 7/15/47	155,000	122,906
Series 2018 S4, 5% 7/15/31	30,000	32,427
Series S1:
5% 7/15/26	50,000	52,432
5% 7/15/27	15,000	15,538
5% 7/15/29	60,000	62,018
5% 7/15/35	35,000	37,088
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	76,913
Series 2014 D1, 5% 2/1/38	170,000	172,792
Series 2014, 5% 11/1/25	30,000	30,742
Series 2015 A, 5% 8/1/29	100,000	102,570
Series 2015 E1:
5% 2/1/32	250,000	256,648
5% 2/1/41	500,000	506,732
Series 2016 A, 5% 5/1/40	15,000	15,312
Series 2016 B1, 5% 11/1/35	105,000	108,022
Series 2017 C, 5% 11/1/24	135,000	139,707
Series 2017 F:
3% 5/1/34	50,000	43,378
4% 5/1/37	80,000	76,496
Series 2018 A, 5% 8/1/38	55,000	56,691
Series 2018 B, 5% 8/1/45	50,000	50,785
Series 2018 B1, 5% 8/1/29	150,000	159,121
Series 2019 C, 4% 11/1/37	30,000	28,654
Series 2019 C1, 4% 11/1/36	50,000	48,272
Series 2020 C1, 5% 5/1/41	100,000	103,730
Series 2021 C1, 4% 5/1/38	100,000	94,586
Series 2022 C1, 5% 2/1/37	100,000	105,716
Series A, 4% 11/1/35	80,000	77,881
Series A1, 5% 8/1/24	50,000	51,598
Series B:
4% 8/1/38	100,000	94,524
4% 8/1/39	20,000	18,794
Series B1, 5% 11/1/28	30,000	31,216
Series C:
3.25% 11/1/43	140,000	110,343
4% 2/1/27	70,000	71,828
5% 11/1/26	40,000	42,521
Series C1:
4% 5/1/40	10,000	9,342
4% 5/1/44	30,000	27,286
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	15,368
4% 4/1/28	75,000	76,746
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B:
0% 11/15/32	90,000	54,871
0% 11/15/36	100,000	47,651
0% 11/15/38	75,000	31,353
0% 11/15/44	75,000	20,912
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2014 C, 5% 3/15/28	205,000	209,566
Series 2016 D, 5% 2/15/26	115,000	120,872
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	88,250
5% 7/1/30	20,000	21,693
Series 2014 A, 5.5% 1/1/39 (Pre-Refunded to 7/1/24 @ 100)	20,000	20,721
Series 2015 A:
4.125% 5/1/42	50,000	44,371
5% 5/1/33	40,000	40,429
5% 7/1/40	235,000	237,457
Series 2018 1, 5% 1/15/31	125,000	133,973
Series 2018 A:
4% 8/1/38	60,000	49,091
5% 8/1/25	100,000	101,278
Series 2019 A:
4% 7/1/37	150,000	117,347
5% 7/1/27	20,000	21,588
Series 2019 C, 4% 7/1/49	45,000	39,741
Series 2020 A, 4% 7/1/50	130,000	112,777
Series 2020 A2, 5% 7/1/31	25,000	27,736
Series 2020, 3% 2/1/50	55,000	37,977
Series 2021 A, 5% 7/1/26	100,000	104,084
Series 2021 B, 3% 7/1/45	100,000	70,400
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	84,688
Series 2017 A:
5% 3/15/43	75,000	76,306
5% 3/15/44	210,000	213,173
Series 2018, 5% 3/15/48	75,000	77,135
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	8,912
Series 2018 A, 5% 6/15/30	50,000	54,372
Series 2019 B, 5% 6/15/31	25,000	27,585
New York Liberty Dev. Corp.:
(Bank of America Tower at One Bryant Park Proj.) Series 2019 2, 2.625% 9/15/69	150,000	123,571
Series 2021 1WTC, 2.75% 2/15/44	115,000	78,391
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	144,984
3% 11/15/28	190,000	183,568
Series 2016 A:
5% 11/15/26	90,000	95,861
5.25% 11/15/28	150,000	160,948
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C:
4% 11/15/33	65,000	60,145
5% 11/15/41	85,000	85,182
Series 2012 F, 5% 11/15/25	5,000	5,009
Series 2012 H:
3% 11/15/28	30,000	26,891
3% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	30,000	29,998
5% 11/15/42	55,000	55,124
5% 11/15/42	20,000	20,043
Series 2013 B, 5% 11/15/43	85,000	81,651
Series 2013 C, 5% 11/15/38	75,000	73,720
Series 2014 A1:
5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	51,016
5.25% 11/15/39	105,000	105,741
Series 2015 C, 5% 11/15/34	80,000	79,846
Series 2015 F, 3.25% 11/15/31	35,000	30,942
Series 2016 C1, 4% 11/15/46	120,000	98,733
Series 2016 C2A, 3% 11/15/38	25,000	18,731
Series 2016 D:
3% 11/15/32	50,000	42,441
5% 11/15/27	10,000	10,275
Series 2017 A, 4% 11/15/37	190,000	167,532
Series 2017 A2, 5% 11/15/24	100,000	102,529
Series 2017 B, 5% 11/15/23	145,000	147,127
Series 2017 C1:
4% 11/15/34	55,000	49,899
5% 11/15/24	20,000	20,506
5% 11/15/25	45,000	46,436
5% 11/15/28	25,000	25,741
Series 2017 D:
4% 11/15/42	85,000	71,916
5% 11/15/27	100,000	103,543
Series 2018 B:
5% 11/15/25	35,000	36,117
5% 11/15/27	20,000	20,709
Series 2019 A2, 5% 11/15/45	175,000	167,109
Series 2019 B, 4% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	40,000	35,158
New York St Mtg. Agcy. Homeowner Series 191, 3.45% 10/1/30	115,000	109,288
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	117,558
Series 2017 B:
5% 2/15/39	15,000	15,532
5% 2/15/43	50,000	51,403
Series 2018 A, 5% 3/15/32	50,000	53,539
Series 2019 A:
5% 3/15/39	100,000	103,931
5% 3/15/40	90,000	93,271
Series 2019 D, 3% 2/15/49	120,000	84,496
Series 2020 A, 3% 3/15/49	105,000	73,900
Series 2022 A, 4% 3/15/39	220,000	204,521
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,125
Series 2019 A, 5% 2/15/49	30,000	31,511
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	32,581
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	41,583
Series 2019 R, 3.15% 11/1/54	25,000	17,210
Series 2021 G, 2.4% 11/1/41	210,000	142,466
Series L, 3.45% 11/1/42	25,000	20,458
New York State Mtg. Agcy. Homeowner Mtg.:
Series 2019 220, 2.4% 10/1/34	225,000	178,219
Series 2020 225, 2.3% 10/1/40	155,000	106,199
Series 220, 2.85% 10/1/44	25,000	17,511
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	4,577
New York State Urban Dev. Corp.:
Series 2020 A:
4% 3/15/45	65,000	58,217
4% 3/15/49	85,000	74,893
Series 2020 C, 5% 3/15/38	150,000	156,626
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	66,088
New York Thruway Auth. Gen. Rev.:
Series 2014 J, 5% 1/1/33	100,000	101,228
Series 2014 K:
5% 1/1/23	60,000	60,268
5% 1/1/26	80,000	82,508
Series 2016 A, 5% 1/1/51	30,000	30,115
Series 2019 B, 3% 1/1/46	50,000	35,022
Series 2020 N, 4% 1/1/47	200,000	177,717
Series K:
5% 1/1/28	10,000	10,281
5% 1/1/29	90,000	92,450
Series L, 5% 1/1/34	70,000	73,941
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (c)	30,000	29,780
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (c)	30,000	25,009
4% 1/1/51 (Assured Guaranty Muni. Corp. Insured) (c)	30,000	24,682
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A:
4% 12/1/40 (c)	50,000	41,165
5% 12/1/25 (c)	105,000	106,442
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	40,290
Series 2016 A, 5% 3/15/26	20,000	21,105
Series 2019 A:
5% 3/15/42	15,000	15,388
5% 3/15/44	25,000	25,554
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	61,954
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	26,422
5% 12/1/40	160,000	168,774
Oyster Bay Gen. Oblig. Series 2018, 5% 2/15/23	5,000	5,031
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	20,197
5% 5/1/27	15,000	15,341
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	42,348
Tobacco Settlement Asset Securitization Corp. Series 2017 A, 5% 6/1/32	75,000	76,743
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	41,022
Series 2013 A:
0% 11/15/30	105,000	74,487
0% 11/15/32	35,000	22,309
Series 2013 B, 4% 11/15/23	50,000	50,462
Series 2016 A:
5% 11/15/31	50,000	52,205
5% 11/15/41	25,000	25,508
Series 2017 A, 5% 11/15/26	50,000	53,317
Series 2017 B:
5% 11/15/25	80,000	84,122
5% 11/15/36	90,000	94,056
Series 2018 C, 5% 11/15/37	25,000	26,136
Series 2019 A, 5% 11/15/49	45,000	46,277
Series 2021 A, 5% 11/1/25	140,000	146,589
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	74,125
Series 2017:
5% 12/15/38	25,000	26,636
5% 12/15/41	50,000	52,816
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	34,385
TOTAL NEW YORK		19,859,078
New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (c)	75,000	75,618
Series 189, 5% 5/1/30	20,000	20,799
Series 194:
5% 10/15/25	25,000	26,205
5% 10/15/30	35,000	36,626
5% 10/15/32	55,000	57,474
5% 10/15/35	100,000	104,176
5.25% 10/15/55	50,000	51,301
Series 198, 5% 11/15/46	15,000	15,367
Series 2012 171, 4% 1/15/42	205,000	189,564
Series 2013 179, 5% 12/1/25	180,000	183,692
Series 2014 185, 5% 9/1/25 (c)	120,000	122,238
Series 2014, 3% 7/15/28 (c)	50,000	46,368
Series 2015 189, 5% 5/1/45	140,000	142,921
Series 2018 209, 5% 7/15/34	70,000	74,489
Series 2019 217, 5% 11/1/30	100,000	109,237
Series 202, 5% 10/15/30 (c)	20,000	20,620
Series 2020 222, 5% 7/15/31	75,000	82,099
Series 2021 223, 5% 7/15/31 (c)	55,000	57,854
Series 207, 5% 9/15/26 (c)	185,000	191,961
Series 209, 5% 7/15/31	30,000	32,264
Series 214, 5% 9/1/33 (c)	105,000	108,495
TOTAL NEW YORK AND NEW JERSEY		1,749,368
North Carolina - 1.7%
Charlotte Int'l. Arpt. Rev. Series 2021 A, 4% 7/1/41	150,000	137,097
Charlotte Wtr. & Swr. Sys. Rev.:
Series 2018, 4% 7/1/47	115,000	104,516
Series 2022 A, 5% 7/1/36	335,000	374,590
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Bonds Series 2021 B, 5%, tender 12/2/24 (b)	150,000	154,230
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	85,913
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	41,909
Series 2019, 4% 3/1/34	210,000	211,135
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	70,445
Series 2016 A, 5% 6/1/27	70,000	74,413
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	31,130
5% 3/1/28	50,000	51,870
Series 2019:
5% 3/1/31	45,000	48,717
5% 3/1/33	75,000	80,639
5% 3/1/34	40,000	42,816
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	31,365
Series 2020 B:
5% 5/1/24	100,000	102,846
5% 5/1/29	20,000	22,017
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4.125% 10/1/38 (Pre-Refunded to 10/1/22 @ 100)	85,000	85,000
Series 2016 A, 5% 6/1/28	65,000	69,887
Series 2020 A, 4% 10/1/45	55,000	44,370
North Carolina Tpk. Auth. Triangle Expressway Sys.:
Series 2009 B, 0% 1/1/37 (Assured Guaranty Corp. Insured)	150,000	72,304
Series 2018, 5% 1/1/31	85,000	86,335
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	65,372
Wake County:
Series 2019 A, 3% 3/1/36	50,000	42,702
Series 2022 A, 5% 2/1/31	100,000	112,505
TOTAL NORTH CAROLINA		2,244,123
North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	35,022
Univ. of North Dakota Series 2018 A, 4% 4/1/57	195,000	162,183
TOTAL NORTH DAKOTA		197,205
Ohio - 2.1%
Akron Bath Copley Hosp. District Rev. Series 2013, 5% 11/15/38 (Pre-Refunded to 5/15/23 @ 100)	65,000	65,662
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,092
Buckeye Tobacco Settlement Fing. Auth. Series 2020 A2, 5% 6/1/34	240,000	246,918
Chillicothe Hosp. Facilities Rev. Series 2017, 5% 12/1/37	100,000	99,047
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	115,000	123,816
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	25,281
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	45,960
Series 2018 A, 5% 4/1/30	120,000	131,132
Cuyahoga County Hosp. Rev. Series 2017:
5% 2/15/42	100,000	98,539
5% 2/15/52	55,000	52,210
Franklin County Convention Facilities Auth. (Greater Columbus Convention Ctr. Hotel Expansion Proj.) Series 2019, 5% 12/1/44	130,000	121,888
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	31,707
Franklin County Rev. Series 2017 OH:
4% 12/1/46	70,000	61,347
5% 12/1/46	65,000	65,011
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (Assured Guaranty Muni. Corp. Insured)	45,000	23,507
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	183,726
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (Assured Guaranty Muni. Corp. Insured)	65,000	55,806
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	21,347
Series 2015 C:
5% 11/1/28	35,000	36,477
5% 11/1/30	50,000	51,922
Series 2017 C, 5% 8/1/26	25,000	26,636
Series 2018 A, 5% 2/1/29	25,000	26,303
Series 2019 A, 5% 5/1/27	60,000	64,616
Series 2021 B, 5% 9/15/31	120,000	135,140
Series R, 5% 5/1/24	15,000	15,432
Series S, 5% 5/1/29	50,000	52,767
Ohio Hosp. Facilities Rev.:
Series 2017 A, 5% 1/1/33	40,000	42,394
Series 2021 B, 5% 1/1/28	100,000	107,035
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	20,002
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. (Mtg.-Backed Securities Prog.) Series 2021 A, 3% 3/1/52	135,000	127,828
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	21,329
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	41,570
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	8,768
Series 2013 A2, 0% 2/15/37	20,000	10,118
Series A, 0% 2/15/41	60,000	23,862
Series A, 5% 2/15/51	50,000	52,418
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	59,201
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	32,278
Series 2019 B, 3% 6/1/46	90,000	65,051
Series 2020 A:
5% 6/1/33	90,000	98,312
5% 12/1/38	185,000	197,637
5% 12/1/40	80,000	85,136
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	7,752
TOTAL OHIO		2,867,980
Oklahoma - 0.4%
Cleveland County Edl. Facilities Auth. (Norman Pub. Schools Proj.) Series 2019, 5% 6/1/25	110,000	114,354
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	130,856
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	10,121
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 4% 8/15/48 (Assured Guaranty Muni. Corp. Insured)	140,000	118,155
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	15,192
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	32,025
Series 2017 D, 5% 1/1/26	65,000	68,249
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	87,161
TOTAL OKLAHOMA		576,113
Oregon - 0.9%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	10,606
Clackamas County School District No. 46:
Series 2009:
0% 6/15/33	60,000	37,860
0% 6/15/36	85,000	45,465
0% 6/15/39	155,000	69,352
Series B, 0% 6/15/34	35,000	20,893
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	34,973
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	16,127
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A:
4% 8/15/50	100,000	83,659
5% 8/15/45	50,000	49,183
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	20,406
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	15,003
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	184,257
Series A, 4% 5/1/37	110,000	107,966
Oregon Health and Science Univ. Spl. Rev.:
Series 2016 B, 5% 7/1/39	15,000	15,470
Series 2019 A, 5% 7/1/30	100,000	108,420
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	108,060
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	29,150
5% 5/15/29	100,000	104,975
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	115,000
Series 2018 A, 3.25% 10/1/34	50,000	42,648
TOTAL OREGON		1,219,473
Pennsylvania - 3.1%
Allegheny County Series C77, 5% 11/1/43	25,000	26,250
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A:
4% 4/1/38	5,000	4,518
5% 4/1/27	100,000	104,459
Series 2019 A, 5% 7/15/33	110,000	113,459
Allegheny County Sanitation Auth. Swr. Rev. Series 2020 B, 4% 6/1/50	185,000	162,986
Bristol School District Series 2013, 5% 6/1/40	20,000	20,201
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (Assured Guaranty Muni. Corp. Insured)	60,000	55,873
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	5,218
5% 10/1/46	135,000	140,308
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	31,960
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	10,083
Lehigh County Auth. Wtr. and Swr. Rev. Series 2013 A, 5% 12/1/43	60,000	60,305
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	40,000	34,865
Montgomery County Higher Ed. & Health Auth. Rev. Series 2019, 4% 9/1/44	90,000	77,841
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	28,867
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	52,542
Pennsylvania Econ. Dev. Fing. Auth.:
Series 2017 A:
5% 11/15/27	40,000	42,180
5% 11/15/28	90,000	94,009
Series 2020 A, 4% 4/15/50	25,000	21,163
Pennsylvania Econ. Dev. Fing. Auth. Exempt Facilities Rev. (Amtrak Proj.) Series 2012 A, 5% 11/1/32 (c)	180,000	180,134
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev.:
(The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (c)	25,000	21,370
5% 12/31/28 (c)	35,000	35,392
Series 2014 A, 5% 2/1/45	120,000	119,326
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	40,023
Series 2015 1:
5% 3/15/26	55,000	57,083
5% 3/15/29	60,000	62,072
Series 2015:
4% 8/15/34	175,000	175,043
5% 8/15/32	60,000	62,113
Series 2016 2, 3% 9/15/36	45,000	37,450
Series 2016, 5% 9/15/29	100,000	105,407
Series 2020 1, 5% 5/1/28	100,000	108,532
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2016 C:
3% 8/15/41	35,000	26,151
5% 8/15/25	35,000	36,484
Series 2021 A, 4% 7/15/46	210,000	169,091
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2017 123B, 3.45% 10/1/32	5,000	4,576
Series 2017 124A, 4% 10/1/38 (c)	165,000	163,987
Series 2017 125B, 3.65% 10/1/42	30,000	24,853
Pennsylvania Pub. School Bldg. Auth. School Rev. (The School District of the City of Harrisburg Projs.) Series 2016 A, 4% 12/1/31	110,000	111,407
Pennsylvania Tpk. Commission Oil Franchise Tax Rev. Series 2018 A, 5.25% 12/1/44	200,000	212,511
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (d)	40,000	32,173
Series 2013 B2, 0% 12/1/37 (d)	100,000	81,170
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	25,668
Series 2014 A, 0% 12/1/39 (d)	5,000	4,706
Series 2014 C, 5% 12/1/39	30,000	30,678
Series 2014, 5% 12/1/33	55,000	56,595
Series 2015 A1, 4% 12/1/41	60,000	54,773
Series 2017 A, 5.5% 12/1/42	150,000	152,608
Series 2017 A1, 5% 12/1/30	40,000	42,808
Series 2017 B, 5.25% 6/1/47	55,000	55,228
Series 2017 B2, 5% 6/1/25	100,000	103,803
Series 2017, 5% 12/1/40	50,000	50,982
Series 2019 A, 5% 12/1/35	35,000	36,498
Series 2019, 5% 12/1/32	30,000	32,171
Series 2020 B, 5% 12/1/50	125,000	127,370
Philadelphia Arpt. Rev. Series 2021, 5% 7/1/31 (c)	100,000	104,598
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	4,711
Philadelphia Gen. Oblig.:
Series 2015 B, 5% 8/1/25	20,000	20,804
Series 2017 A, 5% 8/1/23	40,000	40,516
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	52,363
Series 2016 F, 5% 9/1/26	110,000	114,750
Series 2018 B, 4% 9/1/43	30,000	27,369
Series 2019 A, 5% 9/1/44	30,000	30,472
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	15,551
Pocono Mountains Indl. Park Auth. Series 2015 A, 4% 8/15/45	105,000	88,822
TOTAL PENNSYLVANIA		4,227,279
Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	5,255
Puerto Rico - 0.0%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	14,651
Rhode Island - 0.2%
Rhode Island & Providence Plantations:
Series 2019 C, 4% 1/15/33	200,000	203,535
Series C, 3% 1/15/36	30,000	25,481
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,105
5% 5/15/31	50,000	50,670
TOTAL RHODE ISLAND		284,791
South Carolina - 0.8%
Charleston Wtrwks. & Swr. Rev.:
Series 2022 A, 5% 1/1/47	130,000	140,644
Series 2022, 5% 1/1/42	150,000	163,775
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	28,092
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	118,144
South Carolina Pub. Svc. Auth. Rev.:
Series 2013 A, 5% 12/1/38	160,000	160,156
Series 2013 B, 5.125% 12/1/43	25,000	24,999
Series 2014 A, 5.5% 12/1/54	25,000	25,059
Series 2014 C:
5% 12/1/29	40,000	40,863
5% 12/1/34	110,000	110,684
5% 12/1/36	45,000	45,085
Series 2016 A:
3.25% 12/1/35	15,000	12,562
5% 12/1/27	50,000	51,948
Series 2016 B, 5% 12/1/33	55,000	55,947
Series A, 3% 12/1/41	30,000	21,792
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	88,786
TOTAL SOUTH CAROLINA		1,088,536
South Dakota - 0.3%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2015, 5% 11/1/45	455,000	446,331
Tennessee - 1.2%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	14,515
3.25% 8/1/44	30,000	20,987
4% 8/1/38	100,000	88,881
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	130,000	126,291
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	60,178
Series 2016 A, 4% 1/1/42	10,000	8,737
Series 2019, 4% 11/15/43	55,000	47,589
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	84,944
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32 (Pre-Refunded to 7/1/23 @ 100)	70,000	70,944
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	46,730
4% 7/1/54	35,000	29,342
5% 7/1/44	65,000	65,997
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	68,646
New Memphis Arena Bldg. Auth. (City of Memphis Proj.) Series 2021, 0% 4/1/43	320,000	107,554
Tennessee Energy Acquisition Corp.:
Bonds:
(Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (b)	130,000	129,917
Series 2018, 4%, tender 11/1/25 (b)	30,000	29,702
Series 2006 A:
5.25% 9/1/24	125,000	126,660
5.25% 9/1/26	30,000	30,733
Series 2006 C:
5% 2/1/24	10,000	10,074
5% 2/1/27	15,000	15,188
Tennessee Gen. Oblig.:
Series 2016 A, 5% 8/1/35	50,000	52,882
Series 2021 A, 5% 11/1/31	170,000	192,170
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	5,000	4,778
Series 2018 1, 3.85% 7/1/38	50,000	48,609
Series 2018 3, 3.75% 7/1/38	30,000	28,982
Series 2020 1A, 2.4% 1/1/44	20,000	16,578
Tennessee School Board Auth. Series A, 5% 11/1/42	105,000	108,658
TOTAL TENNESSEE		1,636,266
Texas - 9.2%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	53,394
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	99,293
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	39,522
Austin Arpt. Sys. Rev. Series 2017 A, 5% 11/15/46	350,000	350,701
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	80,347
Austin Independent School District:
Series 2017, 4% 8/1/33	20,000	20,269
Series 2019, 4% 8/1/35	25,000	25,051
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	45,576
Bexar County Rev. Series 2015, 4% 8/15/51 (Pre-Refunded to 8/15/24 @ 100)	35,000	35,482
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	81,266
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	80,350
Series 2016, 3.375% 1/1/41	20,000	15,366
City of Denton Series 2017, 4% 2/15/47	50,000	43,971
Cleveland Independent School District Series 2020 A, 4% 2/15/52	150,000	132,717
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	15,862
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	8,948
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	68,262
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	49,207
Series 2020 A, 3% 2/15/35	120,000	105,959
Dallas Area Rapid Transit Sales Tax Rev. Series 2016 B, 4% 12/1/38	350,000	330,781
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2014 A, 5.25% 11/1/27 (c)	40,000	40,450
Series 2020 A, 5% 11/1/30	55,000	60,257
Series 2020 B, 5% 11/1/33	35,000	37,557
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	4,999
Dallas Independent School District Series 2019 B, 4% 2/15/32	160,000	164,066
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	67,038
Eagle Mountain & Saginaw Independent School District:
Series 2019, 4% 8/15/50	105,000	93,895
Series 2021, 3% 8/15/40	150,000	118,511
El Paso County Cmnty. College District Series 2016, 5% 4/1/38 (Assured Guaranty Muni. Corp. Insured)	70,000	72,475
El Paso County Hosp. District Series 2013, 5% 8/15/39	70,000	70,316
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	91,424
Fort Worth Independent School District Series 2016, 4% 2/15/39	130,000	125,372
Frisco Independent School District:
Series 2012 B, 3% 8/15/42	200,000	156,887
Series 2017, 4% 8/15/35	110,000	109,114
Garland Independent School District Series 2016 B, 4% 2/15/33	240,000	242,369
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (d)	40,000	41,444
0% 10/1/46 (d)	40,000	40,837
0% 10/1/48 (d)	30,000	30,650
Series 2018 A, 5% 10/1/37	40,000	41,974
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	66,077
Harris County Flood Cont. District:
Series 2017 A, 4% 10/1/38	75,000	70,810
Series 2021 A:
4% 10/1/33	150,000	151,741
4% 10/1/46	100,000	90,744
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	104,490
Series 2016 A:
5% 8/15/33	15,000	15,685
5% 8/15/35	140,000	145,882
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	35,397
Series 2019 A, 3% 8/15/44	120,000	87,000
Series 2022 A, 5% 8/15/28	200,000	217,718
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	39,667
Series 2014 C, 5% 11/15/30	170,000	173,418
Series 2014:
0% 11/15/48 (Assured Guaranty Muni. Corp. Insured)	10,000	2,334
0% 11/15/49 (Assured Guaranty Muni. Corp. Insured)	25,000	5,507
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	56,918
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	57,975
0% 9/1/33 (AMBAC Insured)	80,000	48,688
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	35,237
Series 2017:
5% 2/15/23	20,000	20,148
5% 2/15/27	50,000	53,371
Series 2018, 5% 7/15/27	55,000	59,197
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	76,957
Series 2014 D, 5% 11/15/27	230,000	237,683
Series 2016 B, 5% 11/15/25	100,000	105,183
Series 2017 B, 5% 11/15/29	45,000	48,237
Series 2019 B, 4% 11/15/44	55,000	48,812
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	15,188
Katy Independent School District Series 2022, 4% 2/15/42	225,000	210,363
Klein Independent School District Series 2017, 4% 8/1/46	215,000	193,200
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	144,442
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	10,823
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.9852)	90,000	35,336
Series 2016 A:
0% 8/16/44	10,000	3,346
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 48.506)	5,000	2,095
Lower Colorado River Auth. Rev.:
(LCRA Transmission Svcs. Corp. Proj.) Series 2020, 5% 5/15/34	90,000	95,262
Series 2019 BB, 5% 5/15/44	165,000	168,817
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	19,650
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A, 0% 9/15/35 (Pre-Refunded to 9/15/27 @ 68.049)	5,000	2,794
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	57,672
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	26,126
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	2,857
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	35,136
Series 2014 B, 5% 1/1/31	125,000	127,091
Series 2015 A, 5% 1/1/27	100,000	103,192
Series 2017 A, 5% 1/1/28	200,000	208,999
Series 2017 B, 4% 1/1/36 (Assured Guaranty Muni. Corp. Insured)	185,000	180,650
Series 2018:
4.25% 1/1/49	55,000	48,816
5% 1/1/48	20,000	20,118
Series 2021 B, 5% 1/1/31	100,000	108,968
Northside Independent School District:
Series 2019 A, 4% 8/15/36	120,000	118,056
Series 2019, 4% 8/15/49	125,000	112,818
Pflugerville Independent School District Series 2014, 5% 2/15/27 (Pre-Refunded to 2/15/24 @ 100)	140,000	143,267
Port of Houston Auth. Series 2021, 4% 10/1/39	85,000	78,966
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	50,310
Series 2015:
5% 2/1/27	40,000	42,193
5% 2/1/32	5,000	5,229
Series 2017, 5% 2/1/29	60,000	63,781
Series 2019:
4% 2/1/28	10,000	10,244
5% 2/1/35	125,000	132,899
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	202,521
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	54,243
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	184,843
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	52,651
Tarrant County College Series 2020, 5% 8/15/30	130,000	144,801
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	15,069
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	21,007
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/23	50,000	50,914
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	72,473
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	86,974
Series 2015 A:
5% 10/1/24	55,000	56,954
5% 10/1/26	100,000	105,086
Series 2016 A, 5% 4/1/30	50,000	52,761
Series 2017 A, 5% 10/1/33	50,000	53,290
Series 2017 B:
5% 10/1/29	100,000	107,831
5% 10/1/33	25,000	26,645
Series 2018 B, 5% 8/1/24	45,000	46,471
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC I-635 Managed Lanes Proj.) Series 2020 A, 4% 6/30/40	100,000	85,296
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	75,761
(NTE Mobility Partners Segments 3 LLC Segment 3C Proj.) Series 2019, 5% 6/30/58 (c)	170,000	155,275
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series A, 0% 8/15/29 (AMBAC Insured)	35,000	26,181
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A, 4% 8/15/38	25,000	22,675
Series 2015 C:
5% 8/15/25	90,000	90,901
5% 8/15/29	115,000	116,042
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	62,522
Series 2018 A:
4% 10/15/32	50,000	50,825
4% 10/15/37	40,000	38,508
Series 2018, 5% 8/1/32	130,000	138,669
Series 2019 A:
3% 10/15/39	125,000	105,139
4% 10/15/49	90,000	79,307
Series 2020:
3% 10/15/34	130,000	115,343
5% 8/1/33	15,000	16,486
Series 2021:
5% 8/1/26	125,000	132,719
5% 10/15/33	170,000	188,454
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	122,596
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	178,986
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 J:
5% 8/15/24	60,000	62,045
5% 8/15/26	105,000	111,544
Series 2017 B, 3.375% 8/15/44	40,000	31,985
Series 2019 A, 5% 8/15/31	85,000	92,394
Waco Edl. Fin. Corp. Rev. Series 2021, 4% 3/1/46	205,000	176,845
Waco Independent School District Series 2022:
3% 8/15/39	345,000	276,432
3% 8/15/40	70,000	54,880
Waller Independent School District Series 2020, 4% 2/15/50	100,000	88,492
West Harris County Reg'l. Wtr. Auth. Wtr. Sys. Rev. Series 2019, 3% 12/15/58	150,000	92,952
Williamson County Series 2022, 4% 2/15/42	395,000	358,439
TOTAL TEXAS		12,407,766
Utah - 0.9%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/29 (c)	525,000	543,236
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	48,334
Series 2017 B1, 5% 8/1/26	200,000	212,498
Series 2021 A1, 4% 8/1/41	145,000	135,072
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	35,074
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,705
5% 6/15/29 (Pre-Refunded to 6/15/25 @ 100)	15,000	15,705
5% 6/15/37 (Pre-Refunded to 6/15/25 @ 100)	155,000	162,280
Series 2016, 4% 12/15/29	25,000	25,532
TOTAL UTAH		1,193,436
Virginia - 1.2%
Arlington County Series 2019, 4% 6/15/35	5,000	4,982
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev. Series 2019, 5% 11/1/23	55,000	55,585
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	61,594
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	15,258
Fairfax County Econ. Dev. Auth.:
(Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	12,877
Series 2016 A, 3% 4/1/36	155,000	126,236
Series 2016 B, 3% 4/1/36	100,000	81,442
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	26,357
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46 (Pre-Refunded to 5/1/26 @ 100)	170,000	180,292
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	75,239
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (b)	70,000	75,000
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century Collage and Equip. Programs) Series 2021 A, 3% 2/1/36	55,000	44,830
(21st Century College & Equip. Programs) Series 2019 A, 5% 2/1/29	75,000	82,182
(21st Century College and Equip. Progs.):
Series 2015 A:
5% 2/1/25	180,000	187,230
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	67,655
Series 2017 E, 5% 2/1/24	5,000	5,123
Series 2019 C, 5% 2/1/30	15,000	16,432
Series 2017 A, 5% 2/1/24	40,000	40,980
Virginia College Bldg. Auth. Edl. Facilities Rev. Rfdg. (Pub. Higher Ed. Fing. Prog.) Series 2016 A, 3% 9/1/26	55,000	54,300
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	128,599
Series 2016, 3% 5/15/40	5,000	3,805
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (c)	5,000	5,205
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2022, 4% 7/1/39 (c)	110,000	95,971
Series 2014, 4% 10/1/38	35,000	32,492
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	193,745
TOTAL VIRGINIA		1,673,411
Washington - 2.8%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	48,031
5% 11/1/33	155,000	162,839
5% 11/1/36	30,000	31,321
5% 11/1/41	85,000	88,093
Energy Northwest Elec. Rev.:
Series 2014 A, 4% 7/1/24	150,000	152,119
Series 2016 A, 5% 7/1/28	215,000	227,781
Series 2018 C, 5% 7/1/33	30,000	32,057
Series 2020 A, 5% 7/1/28	70,000	76,088
King County Gen. Oblig.:
Series 2015 A, 5% 7/1/32 (Pre-Refunded to 1/1/25 @ 100)	320,000	332,628
Series 2015 E, 5% 12/1/29	55,000	57,719
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	13,017
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	25,071
King County School District 210 Series 2018, 5% 12/1/30	80,000	86,019
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (c)	75,000	76,589
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	79,459
Spokane County School District #81 (Washington State School District Cr. Enhancement Prog.) Series 2021, 4% 12/1/28	155,000	161,549
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	105,541
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	7,353
Washington Gen. Oblig.:
Series 2014 A, 5% 8/1/26	40,000	40,647
Series 2014 B:
5% 8/1/29	5,000	5,076
5% 8/1/31	170,000	172,401
Series 2014 E, 5% 2/1/32	110,000	112,135
Series 2015 B, 5% 2/1/28	85,000	88,317
Series 2015 H:
5% 7/1/26	30,000	31,157
5% 7/1/29	40,000	41,482
Series 2016 A1, 5% 8/1/29	10,000	10,463
Series 2016 C:
5% 2/1/33	200,000	209,078
5% 2/1/35	20,000	20,838
Series 2016 R, 5% 7/1/24	125,000	128,888
Series 2017 R-A, 5% 8/1/23	100,000	101,527
Series 2018 C, 5% 8/1/28	55,000	59,283
Series 2018 D, 5% 8/1/28	30,000	32,336
Series 2020 A:
5% 1/1/26	30,000	31,660
5% 8/1/42	165,000	174,626
Series 2020 B, 5% 6/1/37	55,000	58,448
Series 2020 C, 5% 2/1/41	150,000	158,608
Series 2020 E, 5% 6/1/45	15,000	15,733
Series 2021 A, 5% 6/1/41	125,000	132,453
Series 2022 A, 5% 8/1/43	100,000	106,205
Series R, 5% 7/1/29	100,000	103,704
Washington Health Care Facilities Auth. Rev.:
Series 2012 A, 5% 10/1/38	40,000	40,220
Series 2017 B, 3.5% 8/15/38	60,000	49,941
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	42,704
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	24,204
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	35,718
TOTAL WASHINGTON		3,791,126
West Virginia - 0.4%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	69,405
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	83,827
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	25,528
West Virginia Parkways Auth. Series 2021, 4% 6/1/51	100,000	88,913
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	225,000	200,710
TOTAL WEST VIRGINIA		468,383
Wisconsin - 1.0%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	39,692
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	36,182
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	41,753
5% 3/1/46	50,000	50,968
Roseman Univ. of Health (Fargo-Moorhead Metropolitan Area Flood Risk Mgmt. Proj.) Series 2021, 4% 3/31/56 (c)	10,000	7,134
Wisconsin Clean Wtr. Rev.:
Series 2012 2, 5% 6/1/23 (Escrowed to Maturity)	85,000	86,028
Series 2015 1, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	225,000	231,499
Wisconsin Gen. Oblig.:
Series 2016 2, 5% 11/1/29	70,000	73,826
Series 2021 B, 5% 5/1/35	85,000	91,639
Series 3, 5% 11/1/31	30,000	31,974
Series A:
4% 5/1/27	30,000	30,785
5% 5/1/30	125,000	131,703
5% 5/1/34	60,000	61,888
Series D, 5% 5/1/23	45,000	45,499
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	56,530
Series 2014 A, 5% 11/15/25	40,000	41,206
Series 2016 A:
3.5% 2/15/46	20,000	14,947
4% 11/15/39	40,000	36,882
Series 2017 A, 5% 4/1/28	35,000	36,911
Wisconsin Health & Edl. Facilities Auth. Sr. Living Facilities Rev. (Covenant Cmntys., Inc. Proj.) Series 2018 A1, 4.125% 7/1/53	135,000	106,107
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	20,616	19,226
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	10,424
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	25,863
TOTAL WISCONSIN		1,308,666
Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	20,534
TOTAL MUNICIPAL BONDS (Cost $148,900,841)		132,729,307

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Municipal Cash Central Fund 2.29% (e)(f) (Cost $855,982)	855,829	856,000

TOTAL INVESTMENT IN SECURITIES - 99.0% (Cost $149,756,823)	133,585,307
NET OTHER ASSETS (LIABILITIES) - 1.0%	1,404,624
NET ASSETS - 100.0%	134,989,931

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(c)	Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d)	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e)	Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Municipal Cash Central Fund 2.29%	2,771,978	10,288,022	12,204,000	4,175	-	-	856,000	0.1%
Total	2,771,978	10,288,022	12,204,000	4,175	-	-	856,000

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal Bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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